Cover	Nov. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2024
Entity File Number	000-56556
Entity Registrant Name	Bloom HoldCo LLC
Entity Central Index Key	0001975931
Entity Tax Identification Number	82-4706208
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	PMBS 1387
Entity Address, Address Line Two	1000 Brickell Avenue
Entity Address, Address Line Three	Suite 715
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	850
Local Phone Number	660-7301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false